AMG TimesSquare Emerging Markets Small Cap Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2020
	Shares	Value
Common Stocks - 100.0%
Communication Services - 11.5%
Bilibili, Inc., ADR (China)*	1,200	$49,920
GrameenPhone, Ltd. (Bangladesh)	10,000	38,904
HUYA, Inc., ADR (China)*,1	5,300	126,935
KINX, Inc. (South Korea)	900	67,755
Link Net Tbk PT (Indonesia)	480,000	56,992
Media Nusantara Citra Tbk PT (Indonesia)*	1,000,000	48,621
Megacable Holdings SAB de CV (Mexico)	21,000	60,811
Plan B Media PCL (Thailand)	300,000	55,649
PVR, Ltd. (India)	3,223	52,917
Sarana Menara Nusantara Tbk PT (Indonesia)	1,300,000	90,793

Total Communication Services		649,297
Consumer Discretionary - 15.2%
Afya, Ltd., Class A (Brazil)*,1	3,500	95,340
Amber Enterprises India, Ltd. (India)	3,000	83,081
Arezzo Industria e Comercio, S.A. (Brazil)	3,000	28,745
Cashbuild, Ltd. (South Africa)	9,000	108,880
Despegar.com Corp. (Argentina)*	5,000	31,800
Detsky Mir PJSC (Russia)[2]	58,000	87,789
Dixon Technologies India, Ltd. (India)	600	71,456
Fu Shou Yuan International Group, Ltd. (China)	100,000	97,676
JUMBO SA (Greece)	2,200	38,518
momo.com, Inc. (Taiwan)	4,000	97,367
OPAP, S.A. (Greece)	12,000	113,796

Total Consumer Discretionary		854,448
Consumer Staples - 8.0%
Delfi, Ltd. (Singapore)	120,000	61,432
Dis-Chem Pharmacies, Ltd. (South Africa)[2]	85,000	87,385
InRetail Peru Corp. (Peru)[2]	2,200	74,778
Juhayna Food Industries (Egypt)	100,000	40,309
Laobaixing Pharmacy Chain JSC, Class A (China)	7,000	85,439
Puregold Price Club, Inc. (Philippines)	100,000	101,346

Total Consumer Staples		450,689
Energy - 2.2%
Aegis Logistics, Ltd. (India)	40,000	124,955
Financials - 9.1%
Banco Inter, S.A. (Brazil)	230	699
Banco Inter, S.A., (Units) (Brazil)	5,017	48,071
Bank of Georgia Group PLC (Georgia)*	8,000	92,002
Boa Vista Servicos, S.A. (Brazil)*	23,300	60,201
City Union Bank, Ltd. (India)	45,000	85,425
JM Financial, Ltd. (India)	60,000	63,139
	Shares	Value

MCB Bank, Ltd. (Pakistan)	30,000	$31,461
Security Bank Corp. (Philippines)	36,000	68,862
Transaction Capital, Ltd. (South Africa)	50,000	64,446

Total Financials		514,306
Health Care - 8.6%
Cleopatra Hospital (Egypt)*	220,000	69,775
Metropolis Healthcare, Ltd. (India)[2]	2,500	60,880
New Frontier Health Corp. (Hong Kong)*,1	12,000	91,560
Notre Dame Intermedica Participacoes, S.A. (Brazil)	3,000	34,814
Odontoprev, S.A. (Brazil)	37,000	79,522
Shanghai Kindly Medical Instruments Co., Ltd., Class H (China)	12,000	73,173
Universal Vision Biotechnology Co., Ltd. (Taiwan)	8,500	77,755

Total Health Care		487,479
Industrials - 15.9%
AKR Corporindo Tbk PT (Indonesia)	500,000	86,018
A-Living Services Co., Ltd., Class H (China)[2]	15,000	76,743
China Conch Venture Holdings, Ltd. (China)	13,000	60,477
China Index Holdings, Ltd., ADR (China)*	33,000	47,850
Container Corp. Of India, Ltd. (India)	15,000	74,823
Grupo Aeroportuario del Pacifico, S.A.B de CV, Class B (Mexico)	5,000	40,115
IndiaMart InterMesh, Ltd. (India)[2]	1,700	115,478
NICE Information Service Co., Ltd. (South Korea)	7,800	131,365
Rumo, S.A. (Brazil)*	23,774	80,772
TCI Express, Ltd. (India)	11,000	117,175
Voltronic Power Technology Corp. (Taiwan)	1,890	64,201

Total Industrials		895,017
Information Technology - 22.3%
Accton Technology Corp. (Taiwan)	16,300	126,108
Beijing Sinnet Technology Co., Ltd., Class A (China)	25,000	82,465
Chinasoft International, Ltd. (China)	165,000	120,475
Douzone Bizon Co., Ltd. (South Korea)	800	71,290
Elite Material Co., Ltd. (Taiwan)	12,000	61,000
Ennoconn Corp. (Taiwan)	9,884	79,628
Huifu Payment, Ltd. (China)*,2	220,000	59,066
Kingsoft Corp., Ltd. (China)	20,000	100,761
Koh Young Technology, Inc. (South Korea)	500	38,258
Locaweb Servicos de Internet, S.A. (Brazil)*,2	7,000	74,788
Sinbon Electronics Co., Ltd. (Taiwan)	12,000	74,707
Tokai Carbon Korea Co., Ltd. (South Korea)	700	56,963
Venustech Group, Inc., Class A (China)	16,000	81,509

AMG TimesSquare Emerging Markets Small Cap Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Information Technology - 22.3% (continued)
Webcash Corp. (South Korea)	1,400	$83,208
WONIK IPS Co., Ltd. (South Korea)*	2,000	56,877
Yeahka, Ltd. (China)*	14,000	87,357

Total Information Technology		1,254,460
Materials - 4.0%
Duratex, S.A. (Brazil)	22,000	69,888
Egypt Kuwait Holding Co., S.A.E. (Egypt)	70,000	74,859
Hansol Chemical Co., Ltd. (South Korea)	650	83,237

Total Materials		227,984
Real Estate - 3.2%
Corp. Inmobiliaria Vesta SAB de CV (Mexico)	50,000	75,119
The Phoenix Mills, Ltd. (India)	13,000	103,032

Total Real Estate		178,151

Total Common Stocks (Cost $4,854,670)		5,636,786
Preferred Stocks - 0.7%
Financials - 0.7%
Banco Davivienda, S.A., Preference (Colombia)	5,000	35,798
Banco Inter, S.A., Preference (Brazil)[2]	965	3,210

Total Financials		39,008

Total Preferred Stocks (Cost $50,603)		39,008
Participation Notes - 1.0%
Consumer Staples - 1.0%
Masan Group Corp., 12/07/20 (JP Morgan) (Netherlands)*	25,000	59,150

Total Participation Notes (Cost $62,893)		59,150

	Principal Amount	Value
Short-Term Investments - 3.5%
Joint Repurchase Agreements - 1.0%[3]
Citibank N.A., dated 09/30/20, due 10/01/20, 0.060% total to be received $57,605 (collateralized by various U.S. Treasuries, 0.125% - 7.875%, 02/15/21 - 02/15/45, totaling $58,757)	$57,605	$57,605

	Shares
Other Investment Companies - 2.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.02%[4]	45,601	45,601
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.04%[4]	45,601	45,601
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.06%[4]	46,982	46,982

Total Other Investment Companies		138,184

Total Short-Term Investments (Cost $195,789)		195,789
Total Investments - 105.2% (Cost $5,163,955)		5,930,733
Other Assets, less Liabilities - (5.2)%		(292,456)
Net Assets - 100.0%		$5,638,277

*	Non-income producing security.
[1]	Some of these securities, amounting to $247,278 or 4.4% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020, the value of these securities amounted to $640,117 or 11.4% of net assets.
[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[4]	Yield shown represents the September 30, 2020, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt

AMG TimesSquare Emerging Markets Small Cap Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2020:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Information Technology	$74,788	$1,179,672	—	$1,254,460
Industrials	168,737	726,280	—	895,017
Consumer Discretionary	155,885	698,563	—	854,448
Communication Services	276,570	372,727	—	649,297
Financials	140,432	373,874	—	514,306
Health Care	275,671	211,808	—	487,479
Consumer Staples	162,163	288,526	—	450,689
Materials	69,888	158,096	—	227,984
Real Estate	75,119	103,032	—	178,151
Energy	—	124,955	—	124,955
Preferred Stocks
Financials	39,008	—	—	39,008
Participation Notes
Consumer Staples	—	59,150	—	59,150
Short-Term Investments
Joint Repurchase Agreements	—	57,605	—	57,605
Other Investment Companies	138,184	—	—	138,184
Total Investments in Securities	$1,576,445	$4,354,288	—	$5,930,733

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended September 30, 2020, there were no transfers in or out of Level 3.

AMG TimesSquare Emerging Markets Small Cap Fund
Schedule of Portfolio Investments (continued)
The country allocation in the Schedule of Portfolio Investments at September 30, 2020, was as follows:
Country	% of Long-Term Investments
Argentina	0.6
Bangladesh	0.7
Brazil	10.0
China	20.1
Colombia	0.6
Egypt	3.2
Georgia	1.6
Greece	2.7
Hong Kong	1.6
India	16.6
Indonesia	4.9
Mexico	3.1
Netherlands	1.0
Pakistan	0.5
Peru	1.3
Philippines	3.0
Russia	1.5
Singapore	1.1
South Africa	4.5
South Korea	10.3
Taiwan	10.1
Thailand	1.0
100.0
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at September 30, 2020, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$247,278	$57,605	$193,979	$251,584
The following table summarizes the securities received as collateral for securities lending at September 30, 2020:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-8.000%	10/08/20-02/15/50
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.